Trade receivables, net (Details) - CNY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Gross carrying amount [member]
Trade receivables, net (Details) [Line Items]
Impairment allowances	¥ 50.7	¥ 71.1